Stock Option Plans and Stock-Based Compensation - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2017 shares	Dec. 31, 2017 USD ($) Employee shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) Employee $ / shares shares	Dec. 31, 2016 USD ($) Employee $ / shares shares	Dec. 31, 2015 USD ($) Employee $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock under ESPP | shares	0
Weighted average grant date fair value per share | $ / shares			$ 9.19	$ 1.64	$ 4.32	$ 0.83	$ 1.15
Stock-based compensation expense			$ 9,255,000	$ 343,000	$ 4,514,000	$ 568,000	$ 246,000
Total fair value of shares vested			600,000	200,000	323,000	$ 571,000	$ 50,000
Total unrecognized compensation expense related to non-vested stock options granted		$ 10,700,000	$ 9,200,000	$ 1,400,000	$ 10,700,000
Unrecognized compensation expense, weighted-average period of recognition		3 years 1 month 20 days	2 years 6 months 3 days	2 years 9 months 10 days
Number of shares, granted | shares					1,592,370	401,094	1,349,782
Share-based compensation intrinsic value of options exercise					$ 1,871,041	$ 2,950
Number of shares, vested | shares					437,829	382,364	10,781
Expected dividend rate			0.00%	0.00%	0.00%
Weighted-average grant date fair value | $ / shares					$ 4.13	$ 0.81	$ 1.16
2015 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserve for issuance | shares							250,000
Shares available for issuance | shares		123,105	132,202		123,105
2015 Stock Option and Grant Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance | shares		425,112	497,868		425,112
2017 Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserve for issuance | shares		8,856,876			8,856,876
Number of additional shares authorized for issuance every year on January 1st under share-based compensation plan | shares					4,428,438
Vesting period	4 years
Shares available for issuance | shares		6,890,082	6,441,482		6,890,082
Incentive Unit Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					$ 3,200,000	$ 60,000.0	$ 86,000.0
Total unrecognized compensation expense related to non-vested stock options granted		$ 9,000,000	$ 4,700,000		$ 9,000,000
Unrecognized compensation expense, weighted-average period of recognition			6 months		1 year
Number of shares, granted | shares			0
Aggregate intrinsic value, non-vested		$ 32,500,000	$ 994,173,000		$ 32,500,000	8,500,000	$ 5,700,000
Share-based compensation intrinsic value of options exercise			$ 24,400,000
Number of shares, vested | shares			1,200,000
Compensation related expenses			$ 4,300,000	$ 21,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected | Employee		32			32
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 600,000			$ 2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Share-based Liabilities Paid					$ 116,000	194,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Accelerated Incremental Compensation Cost		$ 154,000
Incentive Unit Plan | Executive | Vest Based On Performance Meeting Or Exceeding EBITDA Targets
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			50.00%		50.00%
Incentive Unit Plan | Executive | Vest 25% On First Anniversary Date of Grant, and Ratably Over Remaining Three Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			50.00%		50.00%
Incentive Unit Plan | Executive | First Anniversary Date Of Grant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%		25.00%
Incentive Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserve for issuance | shares							5,000,000
Incentive Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							4 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserve for issuance | shares							500,000
Total unrecognized compensation expense related to non-vested stock options granted			$ 14,900,000
Unrecognized compensation expense, weighted-average period of recognition			3 years 5 months 19 days
Number of shares, granted | shares			423,413
Share-based compensation intrinsic value of options exercise			$ 30,600,000
Compensation related expenses			$ 2,500,000	0
Number of shares, expected to vest | shares			1,245,609
Weighted average remaining contractual period			2 years
Incentive Stock Options and Nonqualified Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expire period							10 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 2,500,000	$ 300,000	$ 1,000,000	$ 508,000.0	$ 160,000.0
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares					187,469	101,427	322,846
Share-based compensation intrinsic value of options exercise					$ 101,178	$ 1,942
Number of shares, vested | shares					141,675	106,903	33,613
Expected dividend rate					0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected | Employee		40			34	26	16
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 74,000			$ 45,000	$ 98,000	$ 37,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Future Compensation Cost		3,600,000			$ 3,600,000
Weighted-average grant date fair value | $ / shares					$ 1.55	$ 0.84	$ 1.12
RSUs Issued and Outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation expense related to non-vested stock options granted		$ 10,600,000			$ 10,600,000
Unrecognized compensation expense, weighted-average period of recognition					3 years 10 months 17 days
Number of shares, granted | shares					897,284
Number of shares, vested | shares					0
Weighted average remaining contractual period					9 years 10 months 25 days
Weighted-average grant date fair value | $ / shares					$ 12.18